Trade, other payables and provisions (Tables)	12 Months Ended
Dec. 31, 2023
Trade, other payables and provisions [Abstract]
Detailed information about trade and other payables

At 31 December
(in USD million) 2023 2022
Trade payables 5,317 6,207
Non-trade payables and accrued expenses 2,210 2,688
Payables due to participation in joint operations and

similar arrangements
2,283 2,074
Payables to equity accounted associated companies

and other related parties
1,242 1,479
Total financial trade and other payables 11,052 12,449
Current portion of provisions and other non-financial

payables
819 903
Trade, other payables and provisions 11,870 13,352